Movement in Provision for Credit Card and Debit Card Reward Points (Detail) - Debit and Credit Cards Reward Points ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)
Commitments and Contingencies Disclosure [Line Items]
Opening provision of reward points	₨ 1,509.1	$ 24.2	₨ 1,300.7
Provision made during the year	1,066.8	17.1	1,008.9
Utilization/write back of provision	(637.6)	(10.2)	(577.2)
Closing provision of reward points	2,000.7	32.1	1,509.1
Change in Rate of Accrual of Reward Points
Commitments and Contingencies Disclosure [Line Items]
Effect of change in rate of accrual of points/cost of reward	(408.3)	(6.6)	(223.3)
Change in Cost of Reward Points
Commitments and Contingencies Disclosure [Line Items]
Effect of change in rate of accrual of points/cost of reward	₨ 470.7	$ 7.6	₨ 0.0